UNITED STATES
                    SECURITIES AND EXCHANGE COMMISSION
                          Washington, D.C.  20549

                                  Form 13F

                            Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:    June 30, 2008
                                                ----------------------------

Check here if Amendment [   ]; Amendment Number:
                                                  -----
   This Amendment (Check only one.):  [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:      Venor Capital Management LP
           --------------------------------------------------
Address:   Times Square Tower
           --------------------------------------------------
           7 Times Square, Suite 3505
           --------------------------------------------------
           New York, NY 10036
           --------------------------------------------------

Form 13F File Number:  028-12495
                       ---------

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Scott V. Beechert
           --------------------------------------------------
Title:     General Counsel & Chief Compliance Officer
           --------------------------------------------------
Phone:     (212) 703-2135
           --------------------------------------------------

Signature, Place, and Date of Signing:

       /s/ Scott V. Beechert          New York, New York      August 14, 2008
       -------------------------    ---------------------   -------------------


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Report Type (Check only one.):

[X] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                         Form 13F SUMMARY PAGE


Report Summary:


Number of Other Included Managers:             0
                                               -------------

Form 13F Information Table Entry Total:        22
                                               -------------

Form 13F Information Table Value Total:        $296,297
                                               -------------
                                                (thousands)


List of Other Included Managers:


Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report. NONE


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                                                              FORM13F INFORMATION TABLE

           COLUMN 1               COLUMN 2       COLUMN3   COLUMN 4        COLUMN 5        COLUMN 6    COLUMN 7       COLUMN 8

                                                            VALUE     SHRS OR  SH/   PUT/  INVESTMENT   OTHER     VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS     CUSIP    (x$1000)   PRN AMT  PRN   CALL  DISCRETION  MANAGERS   SOLE  SHARED  NONE
------------------------------------------------------------------------------------------------------------------------------------
AEP INDS INC                   COM              001031103    10,520   605,659  SH             SOLE               605,659
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ALLIANCE IMAGING INC           COM NEW          018606202     8,039   927,200  SH             SOLE               927,200
------------------------------------------------------------------------------------------------------------------------------------
ALPHA NATURAL RESOURCES INC    COM              02076X102     3,233    31,000  SH             SOLE                31,000
------------------------------------------------------------------------------------------------------------------------------------
CLEVELAND CLIFFS INC           COM              185896107     3,218    27,000  SH             SOLE                27,000
------------------------------------------------------------------------------------------------------------------------------------
DOMTAR CORP                    COM              257559104     2,725   500,000  SH             SOLE               500,000
------------------------------------------------------------------------------------------------------------------------------------
DYNEGY INC DEL                 CL A             26817G102    16,886 1,975,000  SH             SOLE             1,975,000
------------------------------------------------------------------------------------------------------------------------------------
E TRADE FINANCIAL CORP         COM              269246104    19,468 6,200,000  SH             SOLE             6,200,000
------------------------------------------------------------------------------------------------------------------------------------
ENER1 INC                      COM NEW          29267A203    12,207 1,645,127  SH             SOLE             1,645,127
------------------------------------------------------------------------------------------------------------------------------------
SELECT SECTOR SPDR TR          SBI INT-FINL     81369Y605    20,260 1,000,000  SH    CALL     SOLE             1,000,000
------------------------------------------------------------------------------------------------------------------------------------
GENTEK INC                     COM NEW          37245X203    10,127   376,596  SH             SOLE               376,596
------------------------------------------------------------------------------------------------------------------------------------
GRAPHIC PACKAGING HLDG CO      COM              388689101    16,373 8,105,206  SH             SOLE             8,105,206
------------------------------------------------------------------------------------------------------------------------------------
HERCULES INC                   COM              427056106    19,580   515,000  SH             SOLE               515,000
------------------------------------------------------------------------------------------------------------------------------------
KAPSTONE PAPER & PACKAGING C   COM              48562P103     2,668   400,000  SH             SOLE               400,000
------------------------------------------------------------------------------------------------------------------------------------
                               *W EXP
KAPSTONE PAPER & PACKAGING C   08/15/200        48562P111       529   302,000  SH             SOLE               302,000
------------------------------------------------------------------------------------------------------------------------------------
NRG ENERGY INC                 COM NEW          629377508    14,839   345,900  SH             SOLE               345,900
------------------------------------------------------------------------------------------------------------------------------------
POLYPORE INTL INC              COM              73179V103     7,400   292,162  SH             SOLE               292,162
------------------------------------------------------------------------------------------------------------------------------------
PRECISION DRILLING TR          TR UNIT          740215108     7,491   275,000  SH             SOLE               275,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                        UNIT SER 1       78462F103    31,995   250,000  SH    PUT      SOLE               250,000
------------------------------------------------------------------------------------------------------------------------------------
SPDR TR                        UNIT SER 1       78462F103    63,990   500,000  SH    PUT      SOLE               500,000
------------------------------------------------------------------------------------------------------------------------------------
STANDARD PAC CORP NEW          COM              85375C101     6,253 1,850,000  SH             SOLE             1,850,000
------------------------------------------------------------------------------------------------------------------------------------
WALTER INDS INC                COM              93317Q105     3,154    29,000  SH             SOLE                29,000
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WEYERHAEUSER CO                COM              962166104    15,342   300,000  SH    CALL     SOLE               300,000
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